Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jan. 01, 2020
Beginning balance, shares at Jan. 01, 2020
Conversion of convertible debt	$ 11		34,529		34,540
Conversion of convertible debt, shares	10,833
Shares issued to settle accounts payable	$ 18		49,982		50,000
Shares issued to settle accounts payable, shares	18,182
Imputed interest			87,213		87,213
Net loss					(2,577,721)
Shares issued in recapitalization	$ 46,811		(92,323)		(45,512)
Shares issued in recapitalization, shares	46,811,195
Shares outstanding as of the recapitalization	$ 45,812				45,812
Shares outstanding as of the recapitalization, shares	45,812,191
Stock compensation expense	$ 30		73,552		73,582
Stock compensation expense, shares	30,231
Net loss				(2,577,721)	(2,577,721)
Ending balance, value at Dec. 31, 2020	$ 92,682		152,953	(2,577,721)	(2,332,086)
Ending balance, shares at Dec. 31, 2020	92,682,632	1
Stock compensation expense	$ 208		2,112,980		2,113,188
Stock compensation expense, shares	207,817
Conversion of convertible debt	$ 8		12,992		13,000
Conversion of convertible debt, shares	8,197
Shares issued to settle accounts payable	$ 24		148,485		148,510
Shares issued to settle accounts payable, shares	24,460
Shares issued as debt issuance costs for convertible notes payable	$ 645		3,440,755		3,441,400
Shares issued as debt issuance costs for convertible notes payable, shares	645,000
Beneficial conversion features			51,000		51,000
Acquisition of Magiclytics	$ 735		19,265	(80,697)	(60,697)
Acquisition of Magiclytics, shares	734,689
Imputed interest			15,920		15,920
Net loss				(5,798,578)	(5,798,578)
Net loss					(5,798,578)
Ending balance, value at Mar. 31, 2021	$ 94,302		5,954,350	(8,456,996)	(2,408,344)
Ending balance, shares at Mar. 31, 2021	94,302,795	1
Beginning balance, value at Dec. 31, 2020	$ 92,682		152,953	(2,577,721)	(2,332,086)
Beginning balance, shares at Dec. 31, 2020	92,682,632	1
Conversion of convertible debt	$ 305		1,039,876		1,040,181
Conversion of convertible debt, shares	305,747
Shares issued to settle accounts payable	$ 220		471,223		471,443
Shares issued to settle accounts payable, shares	219,850
Shares issued as debt issuance costs for convertible notes payable	$ 1,113		6,570,417		6,571,530
Shares issued as debt issuance costs for convertible notes payable, shares	1,113,080
Beneficial conversion features			51,000		51,000
Acquisition of Magiclytics	875		19,125	(80,697)	(60,697)
Imputed interest			15,920		15,920
Net loss					(22,245,656)
Stock compensation expense	$ 1,578		6,054,913		6,056,491
Stock compensation expense, shares	1,577,079
Shares issued for cash	$ 1,012		962,049		$ 963,061
Shares issued for cash, shares	1,011,720
Acquisition of Magiclytics, shares	874,999				734,689
Warrants issued with convertible debt			211,633		$ 211,633
Warrants issued for stock compensation			15,797		15,797
Reclass of derivative liability on conversion			91,519		91,519
Net loss				(22,245,656)	(22,245,656)
Acquisition of Magiclytics, shares
Ending balance, value at Dec. 31, 2021	$ 97,785		15,656,425	(24,904,074)	(9,149,864)
Ending balance, shares at Dec. 31, 2021	97,785,107	1
Stock compensation expense	$ 3,386		91,145		94,531
Stock compensation expense, shares	3,385,550
Conversion of convertible debt	$ 3,574		85,792		89,366
Conversion of convertible debt, shares	3,574,260
Shares issued to settle accounts payable	$ 6,753		710,507		717,260
Shares issued to settle accounts payable, shares	6,752,854
Imputed interest			105,516		105,516
Net loss				(3,498,152)	(3,498,152)
Shares issued in recapitalization	$ 8,352		356,551		364,903
Shares issued in recapitalization, shares	8,351,960
Convertible debt	$ 550		22,832		23,382
Convertible debt, shares	550,000
Net loss					(3,498,152)
Ending balance, value at Mar. 31, 2022	$ 120,400		$ 17,028,768	$ (28,402,226)	$ (11,253,058)
Ending balance, shares at Mar. 31, 2022	120,399,731	1